Note 5 - Trade Accounts Receivable	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
5
– Trade Accounts Receivable

	January 31,	January 31,
	2021	2020
Trade accounts receivable	39,536	37,121
Less: Provision for credit losses	(2,330)	(2,003)
	37,206	35,118

Included in accounts receivable are unbilled receivables in the amount of
$0.3
million as at
January 31, 2021 (
$1.4
million as at
January 31, 2020).
No
single customer accounted for more than
10%
of the accounts receivable balance as of
January 31, 2021
and
2020.

The following table presents the changes in the provision for credit losses as follows:

Provision for Credit Losses
Balance at January 31, 2020	2,003
Current period provision for expected losses	1,681
Write-offs charged against the provision	(1,418)
Effect of movements in foreign exchange	64
Balance at January 31, 2021	2,330